Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income tax
Summary of deferred income tax
26.	Income tax (continued)

Deferred income tax assets and liabilities as of December 31, 2021 and 2020, relate to the following:

	Consolidated statement of		Consolidated statement of
	financial position as of		comprehensive income for the
	December 31		year ended
	2020	2021	2020	2021
			PL	PL	OCI
Intangible assets	(606)	(558)	32	48	—
Trade and other payables	238	259	(34)	21	—
Trade and other receivables	25	32	(33)	7	—
Debt instruments	(5)	61	—	10	56
Tax loss carry forwards	—	27	—	27	—
Loans issued	10	(8)	(46)	(18)	—
Lease obligations	222	134	(65)	(88)	—
Property and equipment	(189)	(140)	72	49	—
Taxes on unremitted earnings	(680)	(865)	(200)	(185)	—
Other	33	(81)	(146)	(114)	—
Net deferred income tax assets/ (liabilities)	(952)	(1,139)	(420)	(243)	56
including:
Deferred tax assets	209	237
Deferred tax liabilities	(1,161)	(1,376)

Deferred tax assets and liabilities are not offset because they do not relate to income taxes levied by the same tax authority on the same taxable entity.

Reconciliation of deferred income tax asset/(liability), net:

	2019	2020	2021
Deferred income tax asset/(liability), net as of January 1	(586)	(532)	(952)
Effect of acquisitions of subsidiaries	(74)	—	—
Deferred tax benefit/(expense)	128	(420)	(187)
Deferred income tax asset/(liability), net as of December 31	(532)	(952)	(1,139)

Summary of income tax expense

	2019	2020	2021
Total tax expense
Current income tax expense	(1,620)	(2,498)	(2,837)
Deferred tax benefit/(expense)	128	(420)	(243)
Income tax expense for the year	(1,492)	(2,918)	(3,080)

Schedule of reconciliation of theoretical and actual income tax expense

	2019	2020	2021
Profit before tax from continuing operations	11,954	14,365	20,616
Loss before tax from a discontinued operations	(5,575)	(2,509)	—
Accounting profit before tax	6,379	11,856	20,616
Theoretical income tax expense at the domestic rate in each individual jurisdiction	(824)	(2,043)	(3,464)
(Increase)/decrease resulting from the tax effect of:
Non-taxable income	23	216	1,098
Non-deductible expenses	(387)	(675)	(319)
Income tax associated with earnings of foreign subsidiaries	(202)	(333)	(338)
Unrecognized deferred tax assets	(102)	(83)	(57)
Total income tax expense	(1,492)	(2,918)	(3,080)
Income tax attributable to a continuing operations	(2,513)	(3,119)	(3,080)
Income tax attributable to a discontinued operations	1,021	201	—